Advertising and Promotional Expenses, included in Sales and Marketing Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ADVERTISING AND PROMOTIONAL EXPENSES, INCLUDED IN SALES AND MARKETING EXPENSES [Abstract]
Advertising and promotional expenses	$ 239.0	$ 249.7	$ 270.2